NYSE

17010666

**Caroline Galinie**
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC

NOV 07 2017

Washington, DC 20549

001-38278

November 7, 2017

CERTNEWS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of Jianpu Technology Inc., under the Exchange Act of 1934.

- American depositary shares, each two representing five Class A ordinary shares
- Class A ordinary shares, par value US$0.0001 per share (application for the Class A ordinary shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares, pursuant to the requirements of the Securities and Exchange Commission)

Sincerely,